Document and Entity Information	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	SSW
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Preferred Stock, Shares Outstanding	18,970,531	17,305,000
Class A common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	69,208,888
Series A preferred shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	200,000
Series C preferred shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	13,665,531
Series D preferred shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	5,105,000
Series E Preferred Shares [Member]
Document Information [Line Items]
Entity Preferred Stock, Shares Outstanding	0